Convertible Debentures (Narrative) (Details) - USD ($)		8 Months Ended
	Jan. 06, 2026	Jan. 12, 2026	Mar. 31, 2026	Jan. 22, 2026	Mar. 31, 2025
Disclosure of detailed information about borrowings [Line Items]
Convertible debentures			$ 5,654,279		$ 0
Countryman Investments Ltd [Member]
Disclosure of detailed information about borrowings [Line Items]
Number of warrants granted		5,423,319
Convertible debentures [Member]
Disclosure of detailed information about borrowings [Line Items]
Convertible debentures				$ 7,000,000
Interest rate per annum				12.00%
Conversion price per share				$ 0.99
Loans closed	$ 5,000,000
Value of common shares and warrants issued to lenders	$ 1,000,000
Accretion and accrued interest			227,407
Convertible debentures			$ 5,654,279
Convertible debentures [Member] | Countryman Investments Ltd [Member]
Disclosure of detailed information about borrowings [Line Items]
Convertible debentures				$ 3,459,000
Convertible debentures [Member] | FWP Acquisition Corp [Member]
Disclosure of detailed information about borrowings [Line Items]
Convertible debentures				3,432,945
Convertible debentures [Member] | Koko Financial Services Inc [Member]
Disclosure of detailed information about borrowings [Line Items]
Convertible debentures				$ 108,045
Convertible debentures [Member] | Lender one [Member]
Disclosure of detailed information about borrowings [Line Items]
Number of warrants granted	3,205,128
Exercise price of warrants granted	$ 0.78
Fair value of warrants granted	$ 500,000
Convertible debentures [Member] | Lender two [Member]
Disclosure of detailed information about borrowings [Line Items]
Number of bonus shares for entering loan	641,025
Value of bonus shares for entering loan	$ 500,000